CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
CURRENT ASSETS:
Cash and Cash Equivalents	$ 87,756	$ 0
Investments	6,743	0
Restricted cash	586	405
Accounts receivable, net	222,964	195,912
Inventories:
Raw materials	168,548	183,770
Finished goods	136,370	156,278
Total inventories	304,918	340,048
Refundable income taxes	7,784	11,934
Deferred income taxes	0	6,284
Other current assets	17,481	18,423
TOTAL CURRENT ASSETS	648,232	573,006
DEFERRED INCOME TAXES	1,312	1,079
OTHER ASSETS	8,298	9,565
GOODWILL	180,990	183,062
INDEFINITE-LIVED INTANGIBLE ASSETS	2,340	2,340
OTHER INTANGIBLE ASSETS, NET	15,357	6,479
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	118,701	114,157
Building and improvements	180,066	175,340
Machinery and equipment	303,081	284,981
Furniture and fixtures	21,682	23,397
Construction in progress	4,515	6,523
PROPERTY, PLANT AND EQUIPMENT, GROSS	628,045	604,398
Less accumulated depreciation and amortization	(376,895)	(356,129)
PROPERTY, PLANT AND EQUIPMENT, NET	251,150	248,269
TOTAL ASSETS	1,107,679	1,023,800
CURRENT LIABILITIES:
Cash overdraft	0	621
Accounts payable	95,041	89,105
Accrued liabilities:
Compensation and benefits	78,877	62,143
Other	29,112	23,591
Current portion of long-term debt	1,145	0
TOTAL CURRENT LIABILITIES	204,175	175,460
LONG-TERM DEBT	84,750	98,645
DEFERRED INCOME TAXES	23,838	30,933
OTHER LIABILITIES	28,507	19,202
TOTAL LIABILITIES	341,270	324,240
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none	0	0
Common stock, $1 par value; shares authorized 40,000,000; issued and outstanding, 20,141,709 and 19,984,451	20,142	19,984
Additional paid-in capital	171,562	162,483
Retained earnings	565,636	502,334
Accumulated other comprehensive earnings	(4,585)	1,348
Employee stock notes receivable	0	(455)
Total controlling interest shareholders' equity	752,755	685,694
Noncontrolling interest	13,654	13,866
TOTAL SHAREHOLDERS' EQUITY	766,409	699,560
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,107,679	$ 1,023,800